SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—96.5%			Capital Markets (Continued)
Consumer Discretionary—10.6%			Stifel Financial Corp.	4,274$	255,628
Auto Components—6.9%					646,091
Dana, Inc.	44,092$	736,777	Commercial Banks—2.5%
Delphi Technologies			First Horizon
plc	49,389	925,550	National Corp.	47,821	784,264
Motorcar Parts of
America, Inc.[1]	17,341	310,057	Consumer Finance—1.0%
Visteon Corp.[1]	3,588	236,377	SLM Corp.	35,528	323,660
		2,208,761	Insurance—2.6%
Distributors—2.2%			CNO Financial
LKQ Corp.[1]	26,383	710,494	Group, Inc.	49,313	833,883
Household Durables—1.5%			Real Estate Investment Trusts (REITs)—0.0%
Ethan Allen			NexPoint
Interiors, Inc.	8,819	181,495	Residential Trust,
TopBuild Corp.[1]	3,713	301,236	Inc.	88	3,798
		482,731	Thrifts & Mortgage Finance—6.6%
Consumer Staples—4.9%			Axos Financial, Inc.[1]	19,470	570,666
Household Products—4.9%			MGIC Investment
Energizer Holdings,			Corp.[1]	63,369	814,292
Inc.	24,804	1,043,752	Radian Group, Inc.	32,443	739,700
Spectrum Brands					2,124,658
Holdings, Inc.	10,517	527,007	Health Care—6.4%
		1,570,759	Health Care Equipment & Supplies—0.0%
Energy—6.4%			Invacare Corp.	3,123	16,708
Energy Equipment & Services—2.0%			Health Care Providers & Services—4.1%
C&J Energy Services,			Brookdale Senior
Inc.[1]	15,511	169,690	Living, Inc.[1]	98,009	763,490
Forum Energy			Capital Senior
Technologies, Inc.[1]	33,262	87,146	Living Corp.[1]	22,614	120,759
Helix Energy			McKesson Corp.	3,025	420,324
Solutions Group,					1,304,573
Inc.[1]	45,948	402,505
		659,341	Pharmaceuticals—2.3%
			Mylan NV1	35,160	734,844
Oil, Gas & Consumable Fuels—4.4%
Noble Energy, Inc.	16,153	356,658	Industrials—32.6%
Northern Oil & Gas,			Building Products—8.6%
Inc.[1]	110,157	178,454	Builders FirstSource,
Parsley Energy, Inc. ,			Inc.[1]	49,207	845,376
Cl. A1	40,103	665,309	JELD-WEN Holding,
QEP Resources, Inc.[1]	40,126	198,624	Inc.[1]	24,159	529,324
		1,399,045	Masco Corp.	493	20,100
			Masonite
Financials—14.7%			International Corp.[1]	7,701	410,463
Capital Markets—2.0%			Owens Corning	16,410	951,780
Affiliated Managers					2,757,043
Group, Inc.	4,414	378,677
Greenhill & Co. , Inc.	710	11,786	Commercial Services & Supplies—3.2%
			Stericycle, Inc.[1]	15,004	689,584

1 INVESCO OPPENHEIMER SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares		Value
Commercial Services & Supplies (Continued)			Semiconductors & Semiconductor
Team, Inc.[1]	20,394$	337,724	Equipment—1.9%
		1,027,308	Kulicke & Soffa
Construction & Engineering—7.1%			Industries, Inc.	27,712		$627,123
AECOM[1]	32,073	1,153,024	Materials—16.1%
Fluor Corp.	18,144	589,862	Chemicals—5.1%
Valmont Industries,			Chemours Co. (The)	24,821		473,336
Inc.	3,897	536,227	Flotek Industries,
		2,279,113	Inc.[1]	44,052		135,240
Industrial Conglomerates—2.1%			Huntsman Corp.	31,978		657,148
Carlisle Cos. , Inc.	4,721	680,815	Kraton Corp.[1]	12,670		388,589
						1,654,313
Machinery—5.5%
AGCO Corp.	9,663	744,051	Containers & Packaging—5.9%
			Crown Holdings,
REV Group, Inc.	34,389	501,048	Inc.[1]	14,832		949,397
Timken Co. (The)	10,959	500,936	Sealed Air Corp.	22,518		941,027
		1,746,035				1,890,424
Professional Services—1.0%			Metals & Mining—5.1%
Huron Consulting			Allegheny
Group, Inc.[1]	311	18,961	Technologies, Inc.[1]	29,026		631,896
ManpowerGroup,			Carpenter
Inc.	168	15,347	Technology Corp.	22,120		995,621
Resources						1,627,517
Connection, Inc.	15,293	269,157
TrueBlue, Inc.[1]	748	14,788	Total Common Stocks
			(Cost $29,818,845)			30,961,084
		318,253
Trading Companies & Distributors—5.1%
Beacon Roofing			Investment Company—3.7%
Supply, Inc.[1]	14,522	526,132	Invesco
BMC Stock			Oppenheimer
Holdings, Inc.[1]	11,393	240,962	Institutional
DXP Enterprises,			Government Money
Inc.[1]	4,422	150,127	Market Fund, Cl.
WESCO			IN, 2.29%[2] (Cost
International, Inc.[1]	14,089	714,876	$1,177,698)	1,177,698		1,177,698
		1,632,097
Information Technology—4.8%			Total
Electronic Equipment, Instruments, &			Investments,
Components—2.9%			at Value (Cost
			$30,996,543)	100.2%		32,138,782
Flex Ltd.[1]	82,281	917,433	Net Other Assets
			(Liabilities)	(0.2)		(54,039)
			Net Assets	100.0	% $	32,084,743

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

2 INVESCO OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER SMALL CAP VALUE FUND